Summary of Cumulative Credit Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other-Than-Temporary Impairment Losses on Debt Securities
Cumulative credit losses at beginning of year	$ (289)	[1]	$ (328)	[1]	$ (340)	[1]
New credit losses	(3)		(18)		(8)
Incremental credit losses	(3)		(10)		(29)
Losses related to securities included in the beginning balance sold or paid down during the period	23		67		49
Cumulative credit losses at end of year	$ (272)	[1]	$ (289)	[1]	$ (328)	[1]

[1]	Cumulative credit losses are defined as amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.